INCOME TAXES (BENEFIT) (Details 3) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
INCOME TAXES (BENEFIT)
Statutory tax rate (as a percent)	38.01%	38.01%	40.69%
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate	¥ (208,752)	¥ 399,255	¥ 966,013
Increase (decrease) in taxes resulting from:
Change in valuation allowance	34,468	22,055	(22,130)
Share-based compensation expense	25,331	15,498	17,459
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	27,204	14,905	736
Officers' remuneration not deductible for tax purpose	775	300	25,460
Others-net	15,323	(2,129)	15,903
Income tax expense (benefits) as reported	(105,651)	449,884	1,003,441
US | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards			(6,277)
South Korean and Taiwan | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards		20,091
South Korean, Taiwan, and Domestic subsidiary | Valuation allowance for deferred tax assets arising from operating loss carryforwards
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards	19,336
Japan | Valuation allowance for deferred tax assets arising from research and development tax credit
Valuation allowance for deferred tax assets arising from operating loss carryforwards
Increase (decrease) in valuation allowance for deferred tax assets arising from operating loss carryforwards	¥ 16,262